Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Time Restricted stock units $ in Thousands	Dec. 31, 2024 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2025	$ 1,272
2026	457
2027	67
Total	$ 1,796